Grant Revenue	12 Months Ended
Jun. 30, 2024
Revenue [abstract]
Grant Revenue
(4) Grant Revenue

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
ARENA grant	$—	$—	$1,001
R&D tax credit recoveries	—	651	753
	$—	$651	$1,754
a)ARENA grant
Contributions have been received from the Australian Renewable Energy Agency (ARENA) in relation to funding a 30MW concentrated solar thermal power reference plan variation contract (variation funding agreement) and associated R&D activities. See Note 23 – Contingent Asset, Liabilities & Commitments.
Government grants are deferred when received and subsequently recognised in profit or loss in line with the recognition of expenses for which the grants were intended to compensate. As of June 30, 2024 and 2023, respectively, no grant income was deferred on the balance sheet, all of the deferred grant income as of June 30, 2022 has been recognised in profit during the year ended June 30, 2023.
b)Research and Development tax incentives
In order to encourage more investing in R&D, the Australian government offers a tax incentive that reduces the Company’s R&D costs by offering tax offsets for eligible R&D expenditure. For the year ended June 30, 2024, Vast is entitled to future tax offsets for qualifying R&D expenditure. Vast carries forward such allowances as future tax credits for the period in which the related R&D expenses are recognised in accordance with IAS 12.(No deferred tax asset was recorded for these tax credits). In the year ended June 30, 2023, Vast received a cash refundable R&D tax offset in respect of its eligible R&D expenditure and recorded below in accordance with IAS 20.
R&D tax incentives

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Refundable R&D tax offset for the year	$—	$651	$753
R&D Tax credit recoveries recognised as grant income	$—	$651	$753